Summary of Significant Accounting Policies Allowance for Doubtful Accounts Policy (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
MidAmerican Energy Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 6	$ 7